Inventories (Schedule Of Inventories) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory [Line Items]
Telecommunications equipment to be sold and materials	¥ 228,337	¥ 179,499
Projects in progress	83,015	86,382
Supplies	103,957	84,840
Total	¥ 415,309	¥ 350,721